Document and Entity Information	Oct. 25, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity Registrant Name	NEXTGEN HEALTHCARE, INC.
Entity Central Index Key	0000708818
Entity Emerging Growth Company	false
Entity File Number	001-12537
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-2888568
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Document - Document and Entity Information [Line Items]
Security 12b Title	Common Stock (Par Value $0.01)
Trading Symbol	NXGN
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Address, Address Line One	3525 Piedmont Rd.
Entity Address, Address Line Two	NE
Entity Address, Address Line Three	Building 6, Suite 700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305